Equity Method Investments - Financial Information of Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	$ 1,989,230	$ 1,922,662
Net investments in direct financing leases - non-current	682,495	699,695
Current portion of long-term debt and obligations under capital lease	157,235	97,114
Long-term debt and obligations under capital lease	1,924,124	1,777,507		963,000
Other liabilities - non-current	74,734	69,480
Voyage revenues	402,928	399,276	392,900
Income from vessel operations	183,823	176,356	147,791
Net income	218,927	213,315	139,142
Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	287,207	234,677
Other assets - current	137,055	83,248
Vessels and equipment	2,259,175	2,015,297
Net investments in direct financing leases - non-current	1,873,803	1,907,458
Other assets - non-current	32,284	199,060
Current portion of long-term debt and obligations under capital lease	440,222	442,890
Other liabilities - current	125,787	138,449
Long-term debt and obligations under capital lease	2,373,700	2,657,270
Other liabilities - non-current	390,467	191,019
Voyage revenues	640,105	625,414	412,974
Income from vessel operations	398,836	335,062	278,067
Realized and unrealized (loss) gain on derivative instruments	(52,938)	16,334	(39,428)
Net income	$ 267,990	$ 277,096	$ 180,059